Intangible assets - Summary of Intangible Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jan. 01, 2023
Disclosure of intangible assets [line items]
Beginning balance	¥ 21,664	¥ 24,594	¥ 19,544
Closing balance	21,664	24,594	¥ 19,544
Patent [member]
Disclosure of intangible assets [line items]
Beginning balance	17,943	21,931
Closing balance	17,943	21,931
Software [member]
Disclosure of intangible assets [line items]
Beginning balance	3,721	2,663
Closing balance	3,721	2,663
Gross carrying amount [member]
Disclosure of intangible assets [line items]
Beginning balance	37,794	36,374		¥ 36,151
Purchases	1,504	304
Disposals	(103)	(101)
Effect of movement in exchange rates	19	20
Closing balance	37,794	36,374		36,151
Gross carrying amount [member] | Patent [member]
Disclosure of intangible assets [line items]
Beginning balance	31,900	31,900		31,900
Purchases	0	0
Disposals	0	0
Effect of movement in exchange rates	0	0
Closing balance	31,900	31,900		31,900
Gross carrying amount [member] | Software [member]
Disclosure of intangible assets [line items]
Beginning balance	5,894	4,474		4,251
Purchases	1,504	304
Disposals	(103)	(101)
Effect of movement in exchange rates	19	20
Closing balance	5,894	4,474		4,251
Accumulated depreciation and amortisation [member]
Disclosure of intangible assets [line items]
Beginning balance	(16,130)	(11,780)		(7,548)
Disposals	2	101
Effect of movement in exchange rates	(17)	(18)
Amortization	(4,335)	(4,315)
Closing balance	(16,130)	(11,780)		(7,548)
Accumulated depreciation and amortisation [member] | Patent [member]
Disclosure of intangible assets [line items]
Beginning balance	(13,957)	(9,969)		(5,982)
Disposals	0	0
Effect of movement in exchange rates	0	0
Amortization	(3,988)	(3,987)
Closing balance	(13,957)	(9,969)		(5,982)
Accumulated depreciation and amortisation [member] | Software [member]
Disclosure of intangible assets [line items]
Beginning balance	(2,173)	(1,811)		(1,566)
Disposals	2	101
Effect of movement in exchange rates	(17)	(18)
Amortization	(347)	(328)
Closing balance	¥ (2,173)	¥ (1,811)		¥ (1,566)